Auer Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)
COMMON STOCKS — 86.27% Shares Fair Value
Communications — 4.39%
EverQuote , Inc.
(a)
70,000 $ 1,106,000
Intelligent Protection Management Corp.
(a)
125,000 211,250
MNTN, Inc.
(a)
67,000 653,920
Motorsport Games, Inc.
(a)
175,000 682,500
Opera Ltd. - ADR
(a)
34,000 545,360
3,199,030
Consumer Staples — 2.58%
Coffee Holding Company, Inc.
(a)
130,000 403,000
Vital Farms, Inc.
(a)
70,000 1,476,300
1,879,300
Energy — 20.02%
Antero Resources Corp.
(a)
40,000 1,472,400
BKV Corp.
(a)
49,000 1,535,170
Dorian LPT Ltd.
(a)
10,000 369,900
Epsilon Energy Ltd. 100,000 512,000
EQT Corp. 12,000 737,040
Expand Energy Corp. 5,000 539,600
Gulfport Energy Corp.
(a)
7,500 1,564,950
North American Construction Group Ltd. 77,000 1,284,360
ONEOK, Inc. 8,500 703,545
Prairie Operating Co.
(a)
710,000 1,256,700
Range Resources Corp. 20,000 825,600
Ring Energy, Inc.
(a)
550,000 775,500
SandRidge Energy, Inc. 90,000 1,577,700
Scorpio Tankers, Inc. 10,000 790,800
Vista Energy SAB de CV - ADR
(a)
11,500 664,010
14,609,275
Financials — 22.79%
AmeriServ Financial, Inc.
(a)
50,000 190,000
Ames National Corp. 13,000 351,130
Ategrity Specialty Holdings, LLC
(a)
37,000 818,440
Banc of California, Inc. 37,000 683,390
Bankwell Financial Group, Inc. 6,500 303,550
Capitol Federal Financial, Inc. 51,000 366,180
CF Bankshares , Inc. 10,000 302,200
Citigroup, Inc. 7,700 848,463
Dime Community Bancshares, Inc. 22,000 711,700
Dynex Capital, Inc. 41,000 575,230
Eagle Bancorp Montana, Inc. 20,000 434,000
First American Financial Corp. 11,000 771,210
First Internet Bancorp 44,000 892,320
First Western Financial, Inc.
(a)
10,000 252,900
Flushing Financial Corp. 21,000 324,030
Hamilton Insurance Group Ltd.
(a)
22,000 694,980
Hope Bancorp, Inc. 32,000 360,320

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
COMMON STOCKS — 86.27% - (continued) Shares Fair Value
Financials — 22.79% - (continued)
Investar Holding Corp. 15,000 $ 423,450
Kearney Financial Corp. 42,000 321,300
Lincoln National Corp. 35,000 1,200,500
MainStreet Bancshares, Inc.
(a)
16,000 355,200
Meridian Bank
(a)
15,000 291,600
NB Bancorp, Inc.
(a)
16,000 341,440
Northfield Bancorp, Inc. 24,000 320,160
Orchid Island Capital, Inc. 40,000 297,600
Parke Bancorp, Inc.
(a)
11,000 306,460
PCB Bancorp 16,000 357,760
Peapack-Gladstone Financial Corp. 21,000 703,290
Redwood Trust, Inc. 47,000 284,350
SiriusPoint Ltd.
(a)
15,000 317,100
Sunrise Realty Trust, Inc. 22,000 206,140
Texas Capital Bancshares, Inc.
(a)
6,000 571,800
Third Coast Bancshares, Inc.
(a)
9,000 356,490
VersaBank 47,000 775,500
Waterstone Financial, Inc. 18,000 320,580
16,630,763
Health Care — 7.24%
CorMedix, Inc.
(a)
180,000 1,283,400
Harmony Biosciences Holdings, Inc.
(a)
40,000 1,141,600
Incyte Corp.
(a)
7,000 708,890
Innoviva , Inc.
(a)
32,000 734,720
Kewaunee Scientific Corp. 10,500 435,645
MiMedx Group, Inc.
(a)
100,000 489,000
Rigel Pharmaceuticals, Inc.
(a)
8,000 277,920
SIGA Technologies, Inc.
(a)
32,000 207,040
5,278,215
Industrials — 4.26%
Euroseas Ltd.
(a)
6,000 412,440
Himalaya Shipping Ltd. 30,000 441,300
Perma-Pipe International Holdings, Inc.
(a)
12,000 388,440
Seanergy Maritime Holdings Corp.
(a)
130,000 1,865,500
3,107,680
Materials — 18.51%
B2Gold Corp. 375,000 2,310,000
Barrick Mining Corp. 15,000 761,100
Caledonia Mining Corp. PLC 10,000 317,400
Centerra Gold, Inc. 47,000 988,410
ERO Copper Corp.
(a)
67,000 2,290,060
Friedman Industries, Inc.
(a)
17,000 316,370
Galiano Gold, Inc.
(a)
450,000 1,584,000
Harmony Gold Mining Co. Ltd. - ADR
(a)
20,000 455,000
IAMGOLD Corp.
(a)
45,000 1,105,650

Auer Growth Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
COMMON STOCKS — 86.27% - (continued) Shares Fair Value
Materials — 18.51% - (continued)
Kinross Gold Corp. 12,000 $ 443,880
Newmont Goldcorp Corp. 6,000 780,000
Smith-Midland Corp.
(a)
7,000 268,870
SSR Mining, Inc. 28,000 901,320
Tredegar Corp.
(a)
35,000 321,300
Warrior Met Coal, Inc. 8,000 665,920
13,509,280
Real Estate — 0.39%
Millrose Properties, Inc. 9,000 282,240
Technology — 5.15%
BOS Better Online Solutions Ltd.
(a)
50,000 229,000
Micron Technology, Inc. 3,500 1,443,295
Pagaya Technologies Ltd.
(a)
65,000 727,350
Super Micro Computer, Inc.
(a)
42,000 1,360,380
3,760,025
Utilities — 0.94%
National Fuel Gas Co. 7,500 682,725
Total Common Stocks (Cost $55,063,059) 62,938,533
MONEY MARKET FUNDS — 15.03%
Fidelity Investments Money Market Government Portfolio, Class I, 3.55%
(b)
10,961,549 10,961,549
Total Money Market Funds (Cost $10,961,549) 10,961,549
Total Investments — 101.30%
    (Cost $66,024,608) 73,900,082
Liabilities in Excess of Other Assets — (1.30)% (950,219)
NET ASSETS — 100.00% $ 72,949,863
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.
ADR - American Depositary Receipt